Income taxes - Unrecognized (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Temporary differences	€ 1,810	€ 1,743
Tax losses carried forward	19,770	19,482
Tax credits	273	344
Total	€ 21,853	€ 21,569